NON-CONTROLLING INTEREST (NCI) (Schedule Of Net Change In Non-controlling Interest) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Noncontrolling Interests [Abstract]
Balance, December 31, 2018	$ 162,471
Change In Ownership Interest	(177,178)
Share of loss for the year	(3,170,031)	$ (18,314)	$ (280,127)
Currency translation adjustment	(172,549)	(153,204)	$ (41,241)
Balance, December 31, 2019	$ (3,357,287)	$ 162,471